Commitments and contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Litigation [Line Items]
Total office rental expenses	¥ 62,211	¥ 76,753	¥ 53,674
Outstanding capital commitments	111,966
Copyright infringement claim [Member]
Litigation [Line Items]
Loss Contingency, Damages Sought, Value	20,000
Copyright infringement claim [Member] | NetEase [Member]
Litigation [Line Items]
Loss Contingency, Damages Sought, Value	¥ 20,000	¥ 100,000